Schedule of Share-based Compensation, Stock Options, Activity (Detail) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Sep. 28, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding	7,837,941
Exercisable, Shares	4,491,004
Outstanding, Weighted Average Exercise Price	$ 26.97
Exercisable, Weighted Average Exercise Price	$ 28.78
Outstanding, Weighted Average Remaining Contractual Term	5 years 8 months 12 days
Exercisable, Weighted Average Remaining Contractual Term	4 years 1 month 6 days
Outstanding, Aggregate Intrinsic Value	$ 72
Exercisable, Aggregate Intrinsic Value	$ 33